Drilling rigs	12 Months Ended
Dec. 31, 2016
Drilling Rigs [Abstract]
Drilling rigs
Drilling rigs

(In millions of U.S. dollars)	December 31, 2016	December 31, 2015
Cost	4,128.2	4,116.1
Accumulated depreciation	(1,599.4)	(1,378.1)
Net book value	2,528.8	2,738.0

Depreciation and amortization expense was $221.3 million, $221.9 million and $212.2 million for the years ended December 31, 2016, 2015 and 2014 respectively.